UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sursum Capital Management, LP
Address:   One Fawcett Place
           Greenwich, Connecticut 06830


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas L. Hoban
Title:  Chief Operating Officer and Chief Financial Officer
Phone:  203-542-2000

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas L. Hoban                Greenwich, Connecticut             2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

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Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             100

Form 13F Information Table Value Total:  $      675,259
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                  SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABERCROMBIE & FITCH CO       CL A             002896207   11,526   200,000 SH  CALL SOLE                  200,000      0    0
ADOBE SYS INC                COM              00724F101    4,617   150,000 SH       SOLE                  150,000      0    0
AEROPOSTALE                  COM              007865108    2,797   113,500 SH       SOLE                  113,500      0    0
ALTERA CORP                  COM              021441100    7,116   200,000 SH       SOLE                  200,000      0    0
AMERICAN EAGLE OUTFITTERS NE COM              02553E106    1,463   100,000 SH  PUT  SOLE                  100,000      0    0
ANNALY CAP MGMT INC          COM              035710409    3,584   200,000 SH  PUT  SOLE                  200,000      0    0
APPLE INC                    COM              037833100   32,256   100,000 SH       SOLE                  100,000      0    0
BAKER HUGHES INC             COM              057224107    8,575   150,000 SH       SOLE                  150,000      0    0
BANK OF AMERICA CORPORATION  COM              060505104    8,004   600,000 SH       SOLE                  600,000      0    0
BANK OF AMERICA CORPORATION  COM              060505104    7,160   536,742 SH  CALL SOLE                  536,742      0    0
BEST BUY INC                 COM              086516101    1,372    40,000 SH       SOLE                   40,000      0    0
BOYD GAMING CORP             COM              103304101    3,180   300,000 SH  PUT  SOLE                  300,000      0    0
BP PLC                       SPONSORED ADR    055622104    8,834   200,000 SH       SOLE                  200,000      0    0
CABOT OIL & GAS CORP         COM              127097103    3,785   100,000 SH       SOLE                  100,000      0    0
CAVIUM NETWORKS INC          COM              14965A101    1,319    35,000 SH       SOLE                   35,000      0    0
CHARMING SHOPPES INC         COM              161133103      790   222,700 SH       SOLE                  222,700      0    0
CHESAPEAKE ENERGY CORP       COM              165167107    5,182   200,000 SH       SOLE                  200,000      0    0
COSTCO WHSL CORP NEW         COM              22160K105    4,333    60,000 SH       SOLE                   60,000      0    0
DECKERS OUTDOOR CORP         COM              243537107      798    10,000 SH       SOLE                   10,000      0    0
DEMANDTEC INC                COM NEW          24802R506    2,710   250,000 SH       SOLE                  250,000      0    0
DIAMOND OFFSHORE DRILLING IN COM              25271C102    5,015    75,000 SH       SOLE                   75,000      0    0
DISNEY WALT CO               COM DISNEY       254687106    7,502   200,000 SH       SOLE                  200,000      0    0
DOLLAR GEN CORP NEW          COM              256677105    3,067   100,000 SH       SOLE                  100,000      0    0
EL PASO CORP                 COM              28336L109    4,816   350,000 SH       SOLE                  350,000      0    0
EXPEDIA INC DEL              COM              30212P105    4,390   175,000 SH       SOLE                  175,000      0    0
FEDEX CORP                   COM              31428X106    1,860    20,000 SH       SOLE                   20,000      0    0
FIRST HORIZON NATL CORP      COM              320517105    2,945   250,000 SH       SOLE                  250,000      0    0
FIRST REP BK SAN FRAN CALI N COM              33616C100    1,459    50,100 SH       SOLE                   50,100      0    0
FOREST OIL CORP              COM PAR $0.01    346091705    2,847    75,000 SH       SOLE                   75,000      0    0
FRONTIER COMMUNICATIONS CORP COM              35906A108   42,217 4,338,870 SH       SOLE                4,338,870      0    0
FXCM INC                     COM CL A         302693106    1,325   100,000 SH       SOLE                  100,000      0    0
GAP INC DEL                  COM              364760108      996    45,000 SH       SOLE                   45,000      0    0
GAP INC DEL                  COM              364760108    7,483   338,012 SH  CALL SOLE                  338,012      0    0
GENERAL MLS INC              COM              370334104    4,627   130,000 SH       SOLE                  130,000      0    0
GENERAL MTRS CO              COM              37045V100    5,529   150,000 SH       SOLE                  150,000      0    0
GILDAN ACTIVEWEAR INC        COM              375916103    5,698   200,000 SH       SOLE                  200,000      0    0
GOOGLE INC                   CL A             38259P508   17,819    30,000 SH       SOLE                   30,000      0    0
HANSEN NAT CORP              COM              411310105    5,751   110,000 SH  CALL SOLE                  110,000      0    0
HEWLETT PACKARD CO           COM              428236103    8,420   200,000 SH       SOLE                  200,000      0    0
HEWLETT PACKARD CO           COM              428236103    9,778   232,256 SH  CALL SOLE                  232,256      0    0
HHGREGG INC                  COM              42833L108    5,237   250,000 SH  CALL SOLE                  250,000      0    0
INTEL CORP                   COM              458140100   12,618   600,000 SH       SOLE                  600,000      0    0
JONES GROUP INC              COM              48020T101    5,026   323,468 SH       SOLE                  323,468      0    0
KELLOGG CO                   COM              487836108    7,662   150,000 SH       SOLE                  150,000      0    0
KOHLS CORP                   COM              500255104    5,434   100,000 SH       SOLE                  100,000      0    0
KRAFT FOODS INC              CL A             50075N104   15,755   500,000 SH       SOLE                  500,000      0    0
KROGER CO                    COM              501044101   11,739   525,000 SH       SOLE                  525,000      0    0
LIZ CLAIBORNE INC            COM              539320101    1,135   158,612 SH       SOLE                  158,612      0    0
MACYS INC                    COM              55616P104      632    25,000 SH       SOLE                   25,000      0    0
MADDEN STEVEN LTD            COM              556269108      835    20,000 SH       SOLE                   20,000      0    0
MGM RESORTS INTERNATIONAL    COM              552953101    4,455   300,000 SH  PUT  SOLE                  300,000      0    0
MICRON TECHNOLOGY INC        COM              595112103   12,030 1,500,000 SH       SOLE                1,500,000      0    0
MOHAWK INDS INC              COM              608190104    2,838    50,000 SH       SOLE                   50,000      0    0
MOSAIC CO                    COM              61945A107    5,345    70,000 SH       SOLE                   70,000      0    0
NABORS INDUSTRIES LTD        SHS              G6359F103    1,173    50,000 SH       SOLE                   50,000      0    0
NATIONAL SEMICONDUCTOR CORP  COM              637640103    4,816   350,000 SH       SOLE                  350,000      0    0
NETAPP INC                   COM              64110D104    8,244   150,000 SH       SOLE                  150,000      0    0
NEWS CORP                    CL A             65248E104    4,368   300,000 SH       SOLE                  300,000      0    0
NII HLDGS INC                CL B NEW         62913F201    8,932   200,000 SH       SOLE                  200,000      0    0
NIKE INC                     CL B             654106103      854    10,000 SH       SOLE                   10,000      0    0
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

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                  SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
NIKE INC                     CL B             654106103    3,055    35,758 SH  CALL SOLE                   35,758      0    0
ORIENT-EXPRESS HOTELS LTD    CL A             G67743107    3,897   300,000 SH       SOLE                  300,000      0    0
PEPSICO INC                  COM              713448108    6,533   100,000 SH       SOLE                  100,000      0    0
PETROHAWK ENERGY CORP        COM              716495106    4,563   250,000 SH       SOLE                  250,000      0    0
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR    71654V408   11,352   300,000 SH       SOLE                  300,000      0    0
PLAINS EXPL& PRODTN CO       COM              726505100    8,035   250,000 SH       SOLE                  250,000      0    0
POLO RALPH LAUREN CORP       CL A             731572103    1,110    10,000 SH       SOLE                   10,000      0    0
PRIDE INTL INC DEL           COM              74153Q102    8,250   250,000 SH       SOLE                  250,000      0    0
PROCTER & GAMBLE CO          COM              742718109    7,398   115,000 SH       SOLE                  115,000      0    0
PROSHARES TR                 PSHS ULT S&P 500 74347R107    2,402    50,000 SH  PUT  SOLE                   50,000      0    0
QEP RES INC                  COM              74733V100    4,720   130,000 SH       SOLE                  130,000      0    0
QLIK TECHNOLOGIES INC        COM              74733T105    2,493    96,350 SH       SOLE                   96,350      0    0
QUALCOMM INC                 COM              747525103   12,373   250,000 SH       SOLE                  250,000      0    0
QUICKSILVER RESOURCES INC    COM              74837R104    2,211   150,000 SH       SOLE                  150,000      0    0
ROSS STORES INC              COM              778296103   15,812   250,000 SH       SOLE                  250,000      0    0
ROWAN COS INC                COM              779382100    4,364   125,000 SH       SOLE                  125,000      0    0
ROYAL CARIBBEAN CRUISES LTD  COM              V7780T103   15,745   335,000 SH       SOLE                  335,000      0    0
SALESFORCE COM INC           COM              79466L302    3,300    25,000 SH       SOLE                   25,000      0    0
SANDISK CORP                 COM              80004C101   16,204   325,000 SH       SOLE                  325,000      0    0
SCHLUMBERGER LTD             COM              806857108   16,700   200,000 SH  PUT  SOLE                  200,000      0    0
SEAGATE TECHNOLOGY PLC       SHS              G7945M107   15,030 1,000,000 SH       SOLE                1,000,000      0    0
SHUFFLE MASTER INC           COM              825549108    2,862   250,000 SH       SOLE                  250,000      0    0
SMURFIT-STONE CONTAINER CORP COM              83272A104    1,280    50,000 SH       SOLE                   50,000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103   31,445   250,000 SH  PUT  SOLE                  250,000      0    0
SPDR SERIES TRUST            S&P OILGAS EXP   78464A730   15,807   300,000 SH  PUT  SOLE                  300,000      0    0
SPRINT NEXTEL CORP           COM SER 1        852061100   17,978 4,250,000 SH       SOLE                4,250,000      0    0
STAPLES INC                  COM              855030102    4,554   200,000 SH       SOLE                  200,000      0    0
STRATEGIC HOTELS & RESORTS I COM              86272T106    3,703   700,000 SH       SOLE                  700,000      0    0
SUNCOR ENERGY INC NEW        COM              867224107   19,145   500,000 SH       SOLE                  500,000      0    0
TALBOTS INC                  COM              874161102      299    35,156 SH       SOLE                   35,156      0    0
TOLL BROTHERS INC            COM              889478103    2,850   150,000 SH       SOLE                  150,000      0    0
TW TELECOM INC               COM              87311L104    3,410   200,000 SH       SOLE                  200,000      0    0
UNDER ARMOUR INC             CL A             904311107    1,168    21,305 SH       SOLE                   21,305      0    0
UNITED PARCEL SERVICE INC    CL B             911312106    2,178    30,000 SH       SOLE                   30,000      0    0
URBAN OUTFITTERS INC         COM              917047102    1,254    35,000 SH       SOLE                   35,000      0    0
VISA INC                     COM CL A         92826C839    1,056    15,000 SH       SOLE                   15,000      0    0
WEATHERFORD INTERNATIONAL LT REG              H27013103   10,260   450,000 SH       SOLE                  450,000      0    0
WILLIAMS COS INC DEL         COM              969457100    1,854    75,000 SH       SOLE                   75,000      0    0
WYNN RESORTS LTD             COM              983134107    5,192    50,000 SH       SOLE                   50,000      0    0
ZUMIEZ INC                   COM              989817101    1,344    50,000 SH  PUT  SOLE                   50,000      0    0